Huntington Asset Services, Inc.
2960 N. Meridian St. Ste. 300
Indianapolis, IN 46208

August 27, 2012

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re:	The Huntington Funds (“Registrant”), SEC File No. 811-05010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Statement of Additional Information with respect to the Huntington Income Generation Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 86 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 86 has been filed electronically.

If you have any questions or would like further information, please contact me at (513) 366-3071.

Sincerely,

/s/ Jay S. Fitton

Jay S. Fitton
Secretary

Huntington Asset Services, Inc. is a wholly owned subsidiary of Huntington Bancshares Incorporated.